Other equity_Changes in the accumulated other comprehensive loss (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance	[1]	₩ (481,900,000,000)
Beginning balance		(89,723,000,000)		₩ 173,368,000,000		₩ 102,020,000,000
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease) on valuation		(92,017,000,000)	[2],[3]	(98,373,000,000)	[4]	191,178,000,000
Reclassification		(18,856,000,000)		(164,803,000,000)	[4]	(101,647,000,000)	[4]
Income tax effect		20,563,000,000		85,000,000		(18,183,000,000)
Ending balance		(572,210,000,000)		(89,723,000,000)		173,368,000,000
Gain (loss) on valuation of available-for-sale financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance		301,930,000,000		386,981,000,000		374,685,000,000
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease) on valuation				80,997,000,000	[4]	114,617,000,000
Reclassification	[4]			(164,803,000,000)		(101,647,000,000)
Income tax effect				(1,245,000,000)		(674,000,000)
Ending balance				301,930,000,000		386,981,000,000
Net gain or loss on valuation of financial assets at FVTOCI
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance	[1]	(88,906,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease) on valuation	[2],[3]	(8,677,000,000)
Reclassification		8,015,000,000
Income tax effect		2,386,000,000
Ending balance		(87,182,000,000)
Gain (loss) on financial liabilities at fair value through profit or loss designated as upon initial recognition due to own credit risk
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance	[1]	(96,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease) on valuation	[2],[3]	132,000,000
Reclassification		0
Income tax effect		(36,000,000)
Ending balance		0
Share of other comprehensive income (loss) of joint ventures and associates
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance	[1]	(2,656,000,000)
Beginning balance		(1,251,000,000)		(1,863,000,000)		6,074,000,000
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease) on valuation		4,080,000,000	[2],[3]	2,516,000,000	[4]	(9,274,000,000)
Reclassification		0		0	[4]	0	[4]
Income tax effect		(1,122,000,000)		(1,904,000,000)		1,337,000,000
Ending balance		302,000,000		(1,251,000,000)		(1,863,000,000)
Gain (loss) on foreign currency translation of foreign operations
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance	[1]	(242,806,000,000)
Beginning balance		(242,700,000,000)		(48,353,000,000)		(70,789,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease) on valuation		(2,661,000,000)	[2],[3]	(193,272,000,000)	[4]	30,368,000,000
Reclassification		0		0	[4]	0	[4]
Income tax effect		732,000,000		(1,075,000,000)		(7,932,000,000)
Ending balance		(244,735,000,000)		(242,700,000,000)		(48,353,000,000)
Remeasurement gain (loss) related to defined benefit plan
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance	[1]	(152,358,000,000)
Beginning balance		(152,624,000,000)		(163,397,000,000)		(197,579,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease) on valuation		(111,401,000,000)	[2],[3]	6,216,000,000	[4]	45,096,000,000
Reclassification		0		0	[4]	0	[4]
Income tax effect		27,033,000,000		4,557,000,000		(10,914,000,000)
Ending balance		(236,726,000,000)		(152,624,000,000)		(163,397,000,000)
Gain (loss) on valuation of cash flow hedges
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance	[1]	777,000,000
Beginning balance		777,000,000				(10,371,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease) on valuation		30,655,000,000	[2],[3]	1,025,000,000	[4]	10,371,000,000
Reclassification		(26,871,000,000)		0	[4]	0	[4]
Income tax effect		(8,430,000,000)		(248,000,000)		0
Ending balance		(3,869,000,000)		777,000,000
Transfer to non-current assets held for sale
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance	[1]	4,145,000,000
Beginning balance		4,145,000,000		0
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease) on valuation		(4,145,000,000)	[2],[3]	4,145,000,000	[4]
Reclassification		0		0	[4]	0	[4]
Income tax effect		0
Ending balance		₩ 0		₩ 4,145,000,000		₩ 0

[1]	The beginning balance was adjusted in accordance with IFRS 9.
[2]	Gain (loss) on financial liabilities at fair value through profit or loss designated as upon initial recognition due to own credit risk included the 4 million Won transfer to retained earnings due to redemption.
[3]	Net gain (loss) on valuation of financial assets at FVTOCI included the 1,009 million Won transfer to retained earnings due to disposal of equity securities.
[4]	For the change in gain (loss) on valuation of AFS financial assets, "increase (decrease)" represents change due to the valuation during the period, and "reclassification adjustments" represents disposal or recognition of impairment losses on AFS financial assets.